UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Akros Monthly Payout ETF (MPAY)

Semi-Annual Report

May 31, 2022

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	May 31, 2022 (Unaudited)

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.akrosetfs.com. Please read the Fund’s prospectus carefully before you invest.

Investing involves risk, including possible loss of principal. There is no guarantee the Fund will achieve its investment objective. The Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is new and has a limited operating history for investors to evaluate. New and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies.

The Fund seeks to make cash distributions once per month throughout a calendar year with the goal, but not the guarantee of an annualized target rate of 7.0%, which is based on the Fund’s per-share NAV on the date of a distribution’s declaration. See Note 2(e) — Distributions to Shareholders for additional information on the Fund’s target distributions.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”), generally in-kind for securities included in the Fund’s underlying index and a specified cash payment.

Distributor: Foreside Fund Services, LLC

i

Akros Monthly Payout ETF SCHEDULE OF INVESTMENTS	May 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 32.8%
COMMUNICATION SERVICES — 3.9%
Alphabet, Inc., Class A*	21	$47,780
Meta Platforms, Inc., Class A*	91	17,621
		65,401
CONSUMER DISCRETIONARY — 6.7%
Amazon.com, Inc.*	14	33,659
Booking Holdings, Inc.*	7	15,705
Dick’s Sporting Goods, Inc.	63	5,117
eBay, Inc.	126	6,132
Gap, Inc. (The)	476	5,250
Home Depot, Inc. (The)	42	12,716
Kohl’s Corp.	105	4,234
Tesla, Inc.*	35	26,539
Wayfair, Inc., Class A*	77	4,573
		113,925
CONSUMER STAPLES — 1.2%
Kroger Co. (The)	126	6,675
Walmart, Inc.	105	13,506
		20,181
ENERGY — 1.0%
Exxon Mobil Corp.	175	16,800
FINANCIALS — 0.3%
Aon PLC, Class A	21	5,789
HEALTH CARE — 6.9%
AbbVie, Inc.	84	12,379
Amgen, Inc.	42	10,783
Bausch Health Cos., Inc.*	315	3,062
Biogen, Inc.*	35	7,000
Bristol-Myers Squibb Co.	133	10,035
Danaher Corp.	42	11,081
Eli Lilly & Co.	42	13,165
Moderna, Inc.*	49	7,121
Pfizer, Inc.	259	13,737
Regeneron Pharmaceuticals, Inc.*	14	9,306
Thermo Fisher Scientific, Inc.	21	11,919
Vertex Pharmaceuticals, Inc.*	28	7,522
		117,110
INDUSTRIALS — 2.2%
Boeing Co. (The)*	56	7,358
General Electric Co.	105	8,221
L3Harris Technologies, Inc.	28	6,745
Lockheed Martin Corp.	21	9,242
Stanley Black & Decker, Inc.	49	5,816
		37,382
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY — 9.5%
Apple, Inc.	280	$41,675
Autodesk, Inc.*	35	7,271
Dropbox, Inc., Class A*	273	5,689
DXC Technology Co.*	210	7,396
Fiserv, Inc.*	70	7,013
Flex Ltd.*	364	6,214
Intel Corp.	224	9,950
International Business Machines Corp.	70	9,719
Jabil, Inc.	105	6,460
NCR Corp.*	189	6,556
NVIDIA Corp.	91	16,992
PayPal Holdings, Inc.*	91	7,754
Salesforce, Inc.*	56	8,974
ServiceNow, Inc.*	14	6,545
Splunk, Inc.*	49	5,025
VMware, Inc., Class A	63	8,070
		161,303
MATERIALS — 1.1%
International Flavors & Fragrances, Inc.	56	7,401
Linde PLC	35	11,364
		18,765
TOTAL COMMON STOCKS (Cost $542,984)		556,656

EXCHANGE-TRADED FUNDS — 66.8%
COMMODITY — 11.7%
iShares Gold Trust*	4,830	168,422
SPDR Gold MiniShares Trust*	840	30,626
		199,048
EQUITY — 9.2%
SPDR S&P Global Natural Resources ETF	1,988	125,006
Vanguard Global ex-U.S. Real Estate ETF	658	31,485
		156,491
FIXED INCOME — 45.9%
iShares 10-20 Year Treasury Bond ETF	35	4,274
iShares 20+ Year Treasury Bond ETF	1,435	167,264
iShares TIPS Bond ETF	154	18,317
Schwab US TIPS ETF	2,919	169,886

See accompanying Notes to Financial Statements.

Akros Monthly Payout ETF SCHEDULE OF INVESTMENTS	May 31, 2022 (Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
FIXED INCOME (Continued)
SPDR Bloomberg 1-3 Month T-Bill ETF*	21	$1,920
SPDR Portfolio Long Term Treasury ETF	532	17,875
Vanguard Extended Duration Treasury ETF	1,617	164,239
Vanguard Intermediate-Term Corporate Bond ETF	245	20,200
Vanguard Intermediate-Term Treasury ETF	21	1,294
Vanguard Long-Term Corporate Bond ETF	511	43,614
Vanguard Long-Term Treasury ETF	2,359	168,126
Vanguard Short-Term Corporate Bond ETF	7	542
Vanguard Short-Term Treasury ETF	14	829
		778,380
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,112,928)		1,133,919

SHORT-TERM INVESTMENTS — 0.4%
Invesco Government & Agency Portfolio — Institutional Class, 0.68%(a)	5,952	5,952
TOTAL SHORT TERM INVESTMENTS (Cost $5,952)		5,952
TOTAL INVESTMENTS — 100.0% (Cost $1,661,864)		1,696,527
Other Assets in Excess of Liabilities — 0.0%		47
TOTAL NET ASSETS — 100.0%		$1,696,574

* Non-income producing security.

(a)    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Akros Monthly Payout ETF SUMMARY OF INVESTMENTS	May 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	3.9%
Consumer Discretionary	6.7%
Consumer Staples	1.2%
Energy	1.0%
Financials	0.3%
Health Care	6.9%
Industrials	2.2%
Information Technology	9.5%
Materials	1.1%
Total Common Stocks	32.8%
Exchange-Traded Funds
Commodity	11.7%
Equity	9.2%
Fixed Income	45.9%
Total Exchange-Traded Funds	66.8%
Short-Term Investments	0.4%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	May 31, 2022 (Unaudited)
Akros Monthly Payout ETF
Assets:
Investments, at value	$1,696,527
Cash	25
Dividends receivable	520
Total Assets	1,697,072

Liabilities:
Advisory fee payable	498
Total Liabilities	498

Net Assets	$1,696,574

Net Assets Consist of:
Paid-in capital	$1,661,880
Distributable earnings (loss)	34,694
Net Assets	$1,696,574

Net Assets	$1,696,574
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	70,001
Net Asset Value, Offering and Redemption Price Per Share	$24.24
Investments, at cost	$1,661,864

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS
Akros Monthly Payout ETF
For the period May 6, 2022(1) to May 31, 2022 (Unaudited)
Investment Income:
Dividends	$529
Total Investment Income	529

Expenses:
Advisory fees	747
Total Expenses	747
Less fees waived:
Waiver	(249)
Net Expenses	498
Net Investment Income (Loss)	31

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) on:
Investments	34,663
Net change in unrealized appreciation (depreciation)	34,663
Net realized and unrealized gain (loss)	34,663

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,694

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS
Akros Monthly Payout ETF
For the period May 6, 2022(1) to May 31, 2022 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$31
Net realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	34,663
Net Increase (Decrease) in Net Assets Resulting from Operations	34,694

Capital Transactions:
Proceeds from shares issued	1,661,856
Cost of shares redeemed	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,661,856
Total Increase (Decrease) in Net Assets	1,696,550

Net Assets:
Beginning of period (initial seed amount)(2)	24
End of period	$1,696,574

Change in Shares Outstanding:
Shares outstanding, beginning of period	1
Shares issued	70,000
Shares redeemed	—
Shares outstanding, end of period	70,001

(1)  Commencement of operations.

(2)  Beginning capital of $24 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Akros Monthly Payout ETF Selected Per Share Data	For the period May 6, 2022(1) through May 31, 2022 (Unaudited)
Net Asset Value, beginning of period	$24.28

Investment Activities
Net investment income (loss)(2)	0.00	(3)
Net realized and unrealized gain (loss)	(0.04	)(4)
Total from investment activities	(0.04)

Net Asset Value, end of period	$24.24
Total Return (%)	(0.17)
Total Return at Market Price (%)	(0.25)

Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.75	(6)
Expenses after fee waiver (%)(5)	0.50	(6)
Net investment income (loss) (%)	0.03	(6)

Supplemental Data
Net Assets at end of period (000’s)	$1,697
Portfolio turnover (%)(7)	—

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Amount represents less than $0.005 or 0.005%.

(4)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(5)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	May 31, 2022 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements herein are for the Akros Monthly Payout ETF (the “Fund”).

The Fund is a passively managed exchange-traded fund (“ETF”).

The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Akros Multi-Asset Index (the “Index”). The Fund commenced operations on May 6, 2022.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of May 31, 2022 for the Fund based upon the three levels defined above:

Akros Monthly Payout ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$1,133,919	$—	$—	$1,133,919
Common Stocks(a)	556,656	—	—	556,656
Short-Term Investments	5,952	—	—	5,952
Total	$1,696,527	$—	$—	$1,696,527

(a)  See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2022, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund seeks to make cash distributions once per month throughout a calendar year with the goal, but not the guarantee of an annualized target rate of 7.0%, which is based on the Fund’s per-share NAV on the date of a distribution’s declaration. Exchange Traded Concepts, LLC (the “Adviser”) monitors the Fund’s distributions, the expected cash flow from investments and other metrics in determining whether to adjust the distribution rate during the course of a year. All or a portion of the distributions made by the Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Fund is net profit. The amounts and sources of the distribution that may be reported by the Fund throughout the year are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the distribution for tax reporting purposes will depend on a variety of factors. The Fund (or your broker) will inform you of the actual amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year. One or more additional distributions may be made generally in December or after the Fund’s fiscal year-end to comply with applicable law. The Fund will declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional shares of the Fund only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust, on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.25% of the Fund’s average daily net assets through May 1, 2023, unless earlier terminated by the Board for any reason at any time.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser has entered into a license agreement with Akros Technologies, Inc. (the “Index Provider”) pursuant to which the Adviser pays a fee to use the Index. As part of an arrangement between the Adviser and the Index Provider, the Index Provider has agreed to assume the Adviser’s obligation to pay, or cause to be paid, all Fund expenses (except the Excluded Expenses) and, to the extent applicable, to pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and administrator.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended May 31, 2022 were as follows:

Fund	Purchases	Sales
Akros Monthly Payout ETF	$—	$—

Purchases and sales of in-kind transactions for the period ended May 31, 2022 were as follows:

Fund	Purchases	Sales
Akros Monthly Payout ETF	$1,655,912	$—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing Shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such Shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	May 31, 2022 (Unaudited)

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Exchange-Traded Funds Risk. Through its investments in ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. The Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	May 31, 2022 (Unaudited)

Note 7 – Federal Income Taxes

At May 31, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Akros Monthly Payout ETF	$1,661,864	$47,837	$(13,174)	$34,663

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	May 31, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio	Expenses Paid During Period(1)
Akros Monthly Payout ETF
Actual Performance	$1,000.00	$998.30	0.50%	$0.36(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52(2)

(1)  Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 26 (the number of days in the period May 6, 2022 (commencement of operations) to May 31, 2022), then divided by 365.

(2) Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT	May 31, 2022 (Unaudited)

At a meeting held on April 13, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved an investment advisory agreement between the Trust, on behalf of the Akros Monthly Payout ETF (the “Fund”), and Exchange Traded Concepts, LLC (the “Adviser”) pursuant to which the Adviser would provide advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss the information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into account the materials provided prior to and during the Meeting, the presentation made and the extensive discussion during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) the Adviser’s expected costs of and profits to be realized from providing advisory services to the Fund, including any fall-out benefits to be enjoyed by the Adviser or its affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services.    With respect to the nature, extent, and quality of the services to be provided to the Fund, the Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that the Adviser’s responsibilities would include developing, implementing, and maintaining the Fund’s investment program. The Board further noted that the Adviser’s responsibilities also would include, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Fund’s index, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, oversight of general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementation of Board directives as they relate to the Fund. The Board noted that it had been provided with the Adviser’s registration form on Form ADV and that it had been provided with the Adviser’s responses to a detailed series of questions, which included a description of the Adviser’s operations, service, offerings, personnel, compliance program, risk management program,

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	May 31, 2022 (Unaudited)

and financial condition. The Board considered the qualifications, experience, and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place. The Board considered the Adviser’s experience working with ETFs, including other series of the Trust and other ETFs outside of the Trust.

The Board also considered other services to be provided to the Fund by the Adviser, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.

Performance.    Because the Fund is new and had not commenced operations, the Board noted that there were no historical performance records to consider. The Board took note of the Fund’s index-based investment objective and considered that the Fund’s performance is expected to reasonably track the performance of its underlying index. Consequently, with respect to the Fund’s performance, the Board in the future would focus on, among other things, how well the Fund’s performance tracked the performance of its underlying index, and the extent to which the Fund achieved its investment objective as a passively-managed ETF.

Cost of Advisory Services and Profitability.    The Board reviewed the advisory fees to be paid to the Adviser for its services to the Fund under the Agreement. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fees to those paid by a group of peer funds. The Board noted that the Fund’s advisory fees were at the lower end of the range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the Fund would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has agreed to assume such responsibility, the Adviser is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board considered the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale.    The Board considered that economies of scale may be realized for the benefit of the Fund as its assets grow in size. The Board observed that the structure of the Fund’s unitary fee might result in a sharing of economies with Fund shareholders in the initial period of the Fund’s operations. The Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreement.

Conclusion.    No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.akrosetfs.com or the SEC’s website at www.sec.gov or by calling toll free (855) 955-1865.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll free (855) 955-1865 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.akrosetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/20/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	07/20/2022

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	07/20/2022